Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks		$ 9,744	$ 8,081
Interest bearing deposits with banks		266	4,295
Cash and cash equivalents		10,010	12,376
Securities available for sale		138,851	156,395
Loans receivable (net of allowance for loan losses 2015: $7,298; 2014: $5,875)		552,627	495,260
Regulatory stock, at cost		3,412	1,714
Premises and equipment, net		6,472	6,734
Bank owned life insurance		18,820	18,284
Accrued interest receivable		2,363	2,339
Foreclosed real estate owned		2,847	3,726
Goodwill		9,715	9,715
Other intangibles		285	389
Deferred tax asset		3,669	3,285
Other assets		1,434	1,418
Total Assets		750,505	711,635
LIABILITIES
Deposits: Non-interest bearing demand		107,814	98,064
Deposits: Interest-bearing demand		52,040	46,441
Deposits: Money market deposit accounts		119,028	120,603
Deposits: Savings		75,280	73,004
Deposits: Time		196,747	221,832
Total deposits		550,909	559,944
Short-term borrowings		53,235	25,695
Other borrowings		41,126	22,200
Accrued interest payable		957	966
Other liabilities		3,280	3,789
Total Liabilities		649,507	612,594
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000 shares, issued: 2015: 3,724,668 shares, 2014: 3,718,018 shares		373	372
Surplus		35,351	35,206
Retained earnings		65,412	64,078
Treasury stock at cost: 2015: 23,311 shares, 2014: 40,576 shares		(626)	(1,077)
Accumulated other comprehensive income	[1]	488	462
Total Stockholders' Equity		100,998	99,041
Total Liabilities and Stockholders' Equity		$ 750,505	$ 711,635

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.